Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent Events

Recent Stock Issuances

Since March 31, 2017, the Company has issued an aggregate of 3,481,540 shares of common stock, including 44,040 pursuant to the Company’s Equity Incentive Program and 3,437,500 upon the exercise by a stockholder of previously issued warrants.

Sale and Leaseback

On April 13, 2017, the Company closed an amended sale-leaseback transaction with NFS Leasing, Inc. (“NFS”), wherein the Company sold $1,700,000 of certain operational equipment used in the Company’s glycol recovery and recycling operations (the “Equipment”) pursuant to a bill of sale and simultaneously entered into a master equipment lease agreement, as modified (the “Lease Agreement”) with NFS for the lease of the Equipment by the Company. Pursuant to the Lease Agreement, the lease term (the “Lease Term”) is for 48 months commencing on May 1, 2017. During the Lease Term, the Company is obligated to make monthly rental payments of $44,720 to NFS. The agreements are effective as of March 31, 2017. At the conclusion of the Lease Term, the Company may repurchase the Equipment from NFS for $1.

Repayment of Debt

On April 17, 2017, the Company repaid the 5% Notes (see Note 8).

NOTE 15 – Subsequent Events

Filing of Registration Statement

On February 8, 2017, the Company filed a Registration Statement on Form S-1 seeking to register up to 50,000,000 shares for purposes of conducting a rights offering and raising up to a proposed maximum of $5,000,000.

Recent Stock Issuances

Since December 31, 2016, the Company has issued an aggregate of 236,702 shares of Common Stock pursuant to the Company’s Equity Incentive Program.